Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 698,239	$ 3,676,382
Accounts receivable, net	2,705,509	31,566,845
Prepayments	12,473,550	17,261,010
Other receivables	192,608	184,942
Loans receivable	27,624,192	29,156,394
Total current assets	44,973,167	83,841,763
NON-CURRENT ASSET
Investments in equity method investees	501,149
Property and equipment, net	729,148	1,462,795
Deferred tax assets	117,320	105,845
Deposits	621,427	834,307
Goodwill	41,109,592	41,109,592
Other non-current assets	2,280,000
Total non-current asset	45,358,636	43,512,539
Total assets	90,331,803	127,354,302
CURRENT LIABILITIES:
Short-term bank borrowings	2,687,255	6,809,651
Accounts and notes payable	4,547,271	18,431,506
Other payables and accrued liabilities	28,373,270	33,568,108
Tax payable	2,122,623	2,199,851
Current maturities of long-term bank borrowings	428,155	391,178
Current portion of capital lease and financing obligations		9,529
Current maturities of loans from other financial institutions		13,054,470
Total current liabilities	44,983,777	82,676,261
NON-CURRENT LIABILITIES
Long-term bank borrowings	594,723	121,088
Total non-current liabilities	594,723	121,088
Total liabilities	45,578,500	82,797,349
SHAREHOLDERS’ EQUITY
Ordinary shares: $0.008 and $0.008 par value, 100,000,000 and 50,000,000 shares authorized, 6,679,065 and 3,441,172 shares issued and outstanding as of December 31, 2024 and 2023, respectively*	53,433	27,529
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	47,862,986	41,220,949
Statutory reserves	890,021	890,021
Retained earnings	(1,285,714)	4,901,797
Accumulated other comprehensive (loss) income	(1,920,337)	(1,636,257)
Total shareholders’ equity	44,753,303	44,556,953
Total liabilities and shareholders’ equity	90,331,803	127,354,302
Related Party
CURRENT ASSETS
Amount due from related parties	1,279,069	1,996,190
CURRENT LIABILITIES:
Amount due to related parties	$ 6,825,203	$ 8,211,968